[Letterhead of Pacific Life]
CHARLENE GRANT, ESQ.
Assistant Vice President
Variable Products & Fund Compliance
Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
May 2, 2008
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company
File No. 033-57908, Pacific Select Choice Flexible Premium Variable Life Insurance Policy
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) that the prospectus dated May 1, 2008 and Statement of Additional Information dated May 1, 2008 for Pacific Select Choice Flexible Premium Variable Life Insurance Policy that would have been filed under Rule 497(c) do not differ from those contained in the Separate Account’s Post-Effective Amendment No. 34 on Form N-6 which was filed electronically with the Commission on April 17, 2008.
Sincerely,
/s/CHARLENE GRANT
Charlene Grant, Esq.